Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Capital Opportunity Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2014
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2014